UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10253

Nuveen New York Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
	December 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 152.7% (100.0% of Total Investments)
	Consumer Discretionary – 2.9% (1.9% of Total Investments)
$ 700	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 683,837
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	1,954,778
	Series 2007A, 5.000%, 12/01/23
2,650	Total Consumer Discretionary			2,638,615
	Consumer Staples – 2.4% (1.6% of Total Investments)
170	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/14 at 100.00	A3	166,833
	5.250%, 6/01/25
360	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	3/14 at 100.00	A1	360,058
	5.750%, 6/01/33
65	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	3/14 at 100.00	A3	61,799
	Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
520	4.750%, 6/01/22	6/16 at 100.00	BBB–	503,329
835	5.000%, 6/01/26	6/16 at 100.00	BB–	724,513
500	5.000%, 6/01/34	6/16 at 100.00	B	373,950
2,450	Total Consumer Staples			2,190,482
	Education and Civic Organizations – 27.2% (17.8% of Total Investments)
260	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	257,013
	2007A, 5.000%, 7/01/31
380	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BB+	319,683
	Schools, Series 2007A, 5.000%, 4/01/37
1,225	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,286,311
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
670	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	676,727
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	90,467
	University, Series 2006, 5.000%, 5/01/23
1,125	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,031,591
	2007A, 5.000%, 7/01/41 – RAAI Insured
365	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	365,000
	Series 2013A, 5.000%, 7/01/44
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	1,045,460
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/14 at 100.00	A	2,006,200
	Series 1998, 5.000%, 7/01/21 – NPFG Insured
485	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	503,236
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
2,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	2,609,025
	Facilities, Series 2012A, 5.000%, 7/01/37
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	2,109,220
	2011A, 5.000%, 10/01/41
175	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	185,460
	2010, 5.250%, 7/01/30
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	2,078,320
	University, Series 2010A, 5.000%, 7/01/40
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	280,916
	2010, 5.250%, 7/01/35
1,835	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Ba1	1,562,099
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	266,492
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
265	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A	263,762
	Project, Series 2013, 5.000%, 9/01/43
1,475	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College	7/19 at 100.00	BBB+	1,512,672
	Project, Series 2009, 5.750%, 7/01/39
890	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	BBB+	937,223
	College, Series 2011, 6.000%, 6/01/30
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	10/14 at 100.00	A–	245,635
	St. Francis College, Series 2004, 5.000%, 10/01/34
230	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB	212,000
	College of Aeronautics, Series 2006A, 5.000%, 12/01/28
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,000	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	Ba1	919,830
1,120	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	891,117
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee
	Stadium Project, Series 2006:
1,460	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	1,326,892
750	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	A	718,808
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York	10/17 at 100.00	BBB	171,664
	Chiropractic College, Series 2007, 5.000%, 10/01/27
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	302,760
	Series 2010A, 5.125%, 9/01/40
340	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	BBB	357,095
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41
24,900	Total Education and Civic Organizations			24,532,678
	Financials – 2.1% (1.4% of Total Investments)
1,805	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	1,919,076
	Series 2007, 5.500%, 10/01/37
	Health Care – 12.2% (8.0% of Total Investments)
1,620	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	1,685,902
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
150	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	153,527
	Series 2010, 5.200%, 7/01/32
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
975	6.500%, 12/01/21	12/18 at 100.00	Ba1	1,000,847
505	6.125%, 12/01/29	12/18 at 100.00	Ba1	501,672
985	6.250%, 12/01/37	12/18 at 100.00	Ba1	945,580
2,300	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,307,659
	Center, Series 2006, 5.000%, 7/01/35 (UB)
445	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	458,403
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	A–	1,534,350
	2007B, 5.625%, 7/01/37
1,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	1,065,470
	2011A, 6.000%, 7/01/40
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	3/14 at 100.00	BB	284,061
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
275	5.250%, 2/01/27	2/17 at 100.00	BBB–	265,257
250	5.500%, 2/01/32	2/17 at 100.00	BBB–	234,603
215	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/14 at 100.00	B+	213,833
	Series 2001A, 7.125%, 7/01/31
360	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	3/14 at 100.00	B+	358,045
	Series 2001B, 7.125%, 7/01/31
10,870	Total Health Care			11,009,209
	Housing/Multifamily – 1.0% (0.6% of Total Investments)
500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	506,070
	Series 2004A, 5.250%, 11/01/30
70	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	69,889
	Series 2010D-1A, 5.000%, 11/01/42
290	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	291,160
	11/01/38 (Alternative Minimum Tax)
860	Total Housing/Multifamily			867,119
	Housing/Single Family – 1.0% (0.7% of Total Investments)
925	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	926,110
	(Alternative Minimum Tax)
	Long-Term Care – 3.8% (2.5% of Total Investments)
440	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	447,814
	Westchester Project, Series 2006, 5.200%, 2/15/41
255	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	B1	213,282
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	46,247
175	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	153,251
665	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	584,535
	Project, Series 2006, 5.500%, 8/01/33
495	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	425,363
	Project, Series 2006A, 6.000%, 11/15/36
255	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/14 at 100.00	N/R	256,063
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
355	5.500%, 7/01/18	7/16 at 101.00	N/R	336,366
440	5.800%, 7/01/23	7/16 at 101.00	N/R	401,980
430	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	420,063
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	155,310
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
3,730	Total Long-Term Care			3,440,274
	Materials – 0.3% (0.2% of Total Investments)
230	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	3/14 at 100.00	BBB	230,018
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 11.9% (7.8% of Total Investments)
4,540	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%,	12/17 at 100.00	AA	5,143,502
	12/01/25 (UB)
1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	No Opt. Call	AA	1,064,540
35	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	37,613
	SYNCORA GTY Insured
2,600	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	2,823,938
750	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	772,590
835	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	No Opt. Call	AA	898,602
	5.000%, 4/01/28
9,760	Total Tax Obligation/General			10,740,785
	Tax Obligation/Limited – 42.8% (28.0% of Total Investments)
140	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rehabilitation	3/14 at 100.00	A2	140,538
	Association Pooled Loan Program 1, Series 2001A, 5.000%, 7/01/23 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/22 at 100.00	AAA	3,195,450
	Purpose Series 2012D, 5.000%, 2/15/31
5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	5,257
	2005F, 5.000%, 3/15/21 – AGM Insured
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
2,000	5.750%, 2/15/47	2/21 at 100.00	A	2,127,540
2,000	5.250%, 2/15/47	2/21 at 100.00	A	2,028,520
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	A	4,955,250
	5.000%, 2/15/47
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/15 at 100.00	A–	548,044
	5.500%, 1/01/34
1,425	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds,	10/14 at 100.00	AAA	1,474,832
	Local Government Assistance Corporation, Series 2004A, 5.000%, 10/15/26 – AGM Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds,
	Local Government Assistance Corporation, Series 2004A:
1,140	5.000%, 10/15/25 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	1,181,244
835	5.000%, 10/15/26 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	864,200
750	5.000%, 10/15/29 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	771,608
1,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,376,596
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
15	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	3/14 at 100.00	AAA	15,059
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
1,200	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	1,286,328
	Series 2007B, 5.000%, 11/01/30
1,460	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,603,606
	Series 2007C-1, 5.000%, 11/01/27
835	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/22 at 100.00	AAA	872,784
	Fiscal 2012 Series E-1, 5.000%, 2/01/37
680	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	No Opt. Call	AAA	738,902
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
3,775	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	5/20 at 100.00	AAA	4,252,387
	Refunding Subordinate Lien Series 2010D, 5.000%, 11/01/25
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	1,083,010
	5.750%, 4/01/41
2,020	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,211,839
	Series 2008A, 5.000%, 12/15/27 (UB)
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	857,296
	Development and Housing, Series 2006A, 5.000%, 3/15/36
2,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA	2,752,387
	4/01/20 – AMBAC Insured (UB) (4)
1,125	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,208,610
	5.000%, 4/01/27
3,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	1,778,665
	2010A, 0.000%, 8/01/33
8,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	1,379,520
	0.000%, 8/01/39
44,905	Total Tax Obligation/Limited			38,709,472
	Transportation – 23.7% (15.5% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,552,750
	5.000%, 11/15/33
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	1,023,880
	5.000%, 11/15/34
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	1,347,463
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	584,955
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (5)
1,425	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/14 at 100.00	BB	1,276,829
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/14 at 100.00	N/R	1,073,020
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
650	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	697,034
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue
	Airways Corporation Project, Series 2006:
40	5.000%, 5/15/20 (Alternative Minimum Tax)	3/14 at 100.00	B	39,356
750	5.125%, 5/15/30 (Alternative Minimum Tax)	3/14 at 100.00	B	657,248
585	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	582,227
	Series 2011, 5.000%, 11/15/44
300	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	311,427
	AGM Insured
3,400	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/14 at 100.00	A	3,424,786
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,053,190
280	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	292,625
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	385,640
	Eighth Series 2008, Trust 2920, 17.724%, 8/15/32 – AGM Insured (IF)
955	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	997,488
	Ninth Series 2013, 5.000%, 12/01/38
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth	1/21 at 100.00	AA–	2,053,660
	Series 2011, 5.000%, 1/15/41
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
210	6.500%, 12/01/28	12/15 at 100.00	BBB	218,870
1,030	6.000%, 12/01/36	12/20 at 100.00	BBB	1,101,966
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	A+	935,415
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AA–	839,640
	Refunding Bonds, Tender Option Bond Trust 1184, 9.395%, 5/15/16 (IF)
21,715	Total Transportation			21,449,469
	U.S. Guaranteed – 3.6% (2.3% of Total Investments) (6)
120	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (6)	126,926
	2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured
1,965	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19	9/15 at 100.00	N/R (6)	2,118,702
	(Pre-refunded 9/01/15) – SYNCORA GTY Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA– (6)	1,010,030
	2003A, 5.000%, 3/15/21 (Pre-refunded 3/15/14)
3,085	Total U.S. Guaranteed			3,255,658
	Utilities – 11.3% (7.4% of Total Investments)
75	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	71,773
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	1,825,205
1,700	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	1,818,541
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	251,485
	5.000%, 12/01/35 – CIFG Insured
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA–	1,017,120
1,000	5.000%, 5/01/38	5/21 at 100.00	A–	1,007,870
900	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	3/14 at 100.00	A–	902,511
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
1,750	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	1,519,823
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
750	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	7/14 at 100.00	N/R	733,628
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
970	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013 TE,	12/23 at 100.00	AAA	1,018,888
	5.000%, 12/15/41
10,095	Total Utilities			10,166,844
	Water and Sewer – 6.5% (4.3% of Total Investments)
820	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	805,593
	2010, 5.625%, 7/01/40
4,875	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/21 at 100.00	AAA	5,074,821
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2011B, 5.000%, 6/15/41
5,695	Total Water and Sewer			5,880,414
$ 143,675	Total Long-Term Investments (cost $138,596,541)			137,956,223
	Floating Rate Obligations – (13.3)%			(12,000,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (41.9)% (7)			(37,890,000)
	Other Assets Less Liabilities – 2.5%			2,284,710
	Net Assets Applicable to Common Shares – 100%			$ 90,350,933

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$137,956,223	$ —	$137,956,223

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $126,553,596.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 4,570,852
Depreciation	(5,166,944)
Net unrealized appreciation (depreciation) of investments	$ (596,092)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875%
to 2.350%.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.5%.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 28, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 28, 2014